Commissions and Expenses - Summary of Commissions and Expenses (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of commissions and expenses [line items]
Commissions	€ 2,423	€ 2,445	€ 2,661
Employee expenses	2,149	2,061	2,234
Administration expenses	1,537	1,477	1,424
Deferred expenses	(832)	(831)	(980)
Amortization of deferred expenses	755	928	543
Amortization of VOBA and future servicing rights	120	144	43
Total	6,153	6,224	€ 5,925
Aegon N.V [member]
Disclosure of commissions and expenses [line items]
Employee expenses	88	83
Administration expenses	77	79
Cost sharing to group companies	(91)	(80)
Total	€ 74	€ 82